Financial Risk Management - Summary of Maximum Exposure to Credit Risk (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Credit Risk Exposure [Line Items]
Maximum exposure to credit risk	₩ 153,240	₩ 158,155
Cash and Cash Equivalents
Disclosure Of Credit Risk Exposure [Line Items]
Maximum exposure to credit risk	79,428	86,051
Short Term Financial Instruments
Disclosure Of Credit Risk Exposure [Line Items]
Maximum exposure to credit risk	39,500	9,500
Accounts Receivables
Disclosure Of Credit Risk Exposure [Line Items]
Maximum exposure to credit risk	32,253	60,664
Other Receivables
Disclosure Of Credit Risk Exposure [Line Items]
Maximum exposure to credit risk	56	255
Other Current Assets
Disclosure Of Credit Risk Exposure [Line Items]
Maximum exposure to credit risk	233	191
Other Non-current Financial Assets
Disclosure Of Credit Risk Exposure [Line Items]
Maximum exposure to credit risk	₩ 1,770	₩ 1,494